FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      February 18, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       70

Form 13F Information Table Value Total:       $58,821



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     1006    17130 SH       SOLE                             17130
AT&T Corp                      COM              00206R102     1614    57802 SH       SOLE                             57802
Aaron Rents Inc                COM              002535201      348    12856 SH       SOLE                             12856
Abbott Laboratories            COM              002824100      496     8615 SH       SOLE                              8615
Accenture Ltd                  COM              g1150g111     1438    37850 SH       SOLE                             37850
Activision Blizzard, Inc.      COM              00507v109      912    59100 SH       SOLE                             59100
Agilent Technologies Inc       COM              00846U101      976    32900 SH       SOLE                             32900
Amgen Inc                      COM              031162100     1175    19820 SH       SOLE                             19820
Amphenol Corp-CL A             COM              032095101     2354    58650 SH       SOLE                             58650
Anixter Intl.                  COM              035290105      925    15550 SH       SOLE                             15550
Arch Capital Group             COM              G0450A105     1389    19025 SH       SOLE                             19025
Avery-Dennison Corp            COM              053611109      258     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      420    11100 SH       SOLE                             11100
Baker Hughes Inc               COM              057224107     1117    18450 SH       SOLE                             18450
Bank of America Corp           COM              060505104     1867    53340 SH       SOLE                             53340
Bank of New York Mellon Corp   COM              064058100     1079    33115 SH       SOLE                             33115
Best Buy Co Inc                COM              086516101      244     6502 SH       SOLE                              6502
CVS/Caremark Corp              COM              126650100     1452    43137 SH       SOLE                             43137
Chevron Corp                   COM              166764100     2421    29358 SH       SOLE                             29358
Cisco Systems Inc              COM              17275R102     2156    95570 SH       SOLE                             95570
Citigroup Inc                  COM              172967101      260    12666 SH       SOLE                             12666
Coach Inc                      COM              189754104     1017    40615 SH       SOLE                             40615
Coca Cola Co                   COM              191216100      924    17468 SH       SOLE                             17468
Commscope                      COM              203372107     1141    32925 SH       SOLE                             32925
ConocoPhillips                 COM              20825C104      234     3200 SH       SOLE                              3200
Corning Inc                    COM              219350105      203    13000 SH       SOLE                             13000
Costco Wholesale Corp          COM              22160K105      334     5140 SH       SOLE                              5140
Danaher Corp                   COM              235851102     1908    27500 SH       SOLE                             27500
Dell Inc                       COM              24702R101     1585    96156 SH       SOLE                             96156
Disney, Walt Co                COM              254687106     1037    33800 SH       SOLE                             33800
Dow Chemical Co                COM              260543103      251     7900 SH       SOLE                              7900
Eastman Chemical Co            COM              277432100      818    14850 SH       SOLE                             14850
Exxon Mobil Corp               COM              30231G102     3019    38875 SH       SOLE                             38875
Genentech Inc                  COM              368710406     1306    14724 SH       SOLE                             14724
General Electric Co            COM              369604103     2534    99383 SH       SOLE                             99383
Gilead Sciences Inc.           COM              375558103     1599    35050 SH       SOLE                             35050
Goldman Sachs Group Inc        COM              38141g104     1357    10605 SH       SOLE                             10605
Google                         COM              38259P508      822     2035 SH       SOLE                              2035
Halliburton Co                 COM              406216101     1581    48800 SH       SOLE                             48800
Harris Corp                    COM              413875105      982    21250 SH       SOLE                             21250
Hercules Inc                   COM              427056106     1132    57200 SH       SOLE                             57200
Hewlett Packard                COM              428236103      321     6948 SH       SOLE                              6948
Home Depot Inc                 COM              437076102      781    30167 SH       SOLE                             30167
Illinois Tool Works Inc        COM              452308109     1107    24900 SH       SOLE                             24900
International Business Machine COM              459200101     1652    14128 SH       SOLE                             14128
Invitrogen                     COM              46185R100      934    24700 SH       SOLE                             24700
JPMorgan Chase & Co            COM              46625H100     1266    27100 SH       SOLE                             27100
Johnson & Johnson              COM              478160104     2453    35414 SH       SOLE                             35414
Kellogg Co                     COM              487836108     1501    26750 SH       SOLE                             26750
Lockheed Martin Corp           COM              539830109     1187    10825 SH       SOLE                             10825
Medtronic Inc                  COM              585055106     2161    43125 SH       SOLE                             43125
Microsoft Corp                 COM              594918104     1940    72690 SH       SOLE                             72690
Nike Inc Cl B                  COM              654106103      593     8870 SH       SOLE                              8870
Nordstrom Inc                  COM              655664100     1124    39000 SH       SOLE                             39000
Northern Trust Corp.           COM              665859104      861    11920 SH       SOLE                             11920
Novartis AG                    COM              66987V109     1087    20575 SH       SOLE                             20575
Omnicom Group                  COM              681919106     1011    26225 SH       SOLE                             26225
PNC Financial                  COM              693475105     1180    15800 SH       SOLE                             15800
Pfizer Inc                     COM              717081103      343    18625 SH       SOLE                             18625
Philip Morris International In COM              718172109      282     5865 SH       SOLE                              5865
Praxair Inc                    COM              74005P104     1126    15700 SH       SOLE                             15700
Procter & Gamble Co            COM              742718109     3245    46560 SH       SOLE                             46560
Qualcomm Inc                   COM              747525103      786    18300 SH       SOLE                             18300
Reliance Steel                 COM              759509102     1045    27525 SH       SOLE                             27525
Schering Plough Corp           COM              806605101      192    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      553     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      620    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103     1540    35400 SH       SOLE                             35400
State Street Boston Corp       COM              857477103      759    13350 SH       SOLE                             13350
Stryker Corp                   COM              863667101      416     6680 SH       SOLE                              6680
SunTrust Banks Inc             COM              867914103      299     6648 SH       SOLE                              6648
Target Corp                    COM              87612E106      970    19775 SH       SOLE                             19775
United Technologies Corp       COM              913017109     3163    52665 SH       SOLE                             52665
Wachovia Corp                  COM              929903102       37    10635 SH       SOLE                             10635
Wal-Mart Stores Inc            COM              931142103     2771    46265 SH       SOLE                             46265
Walgreen Co                    COM              931422109      683    22050 SH       SOLE                             22050
Wellpoint                      COM              94973V107      547    11700 SH       SOLE                             11700
Wells Fargo Company            COM              949746101      375    10000 SH       SOLE                             10000
Western Digital Corp           COM              958102105     1194    56025 SH       SOLE                             56025
XTO Energy Inc                 COM              98385X106     2779    59740 SH       SOLE                             59740
American EuroPacific Growth Fu                  298706102      249 6653.996000SH     SOLE                        6653.996000
American High Income Tr SBI                     026547109      156 15570.122000SH    SOLE                        15570.122000
Blackrock Large Cap Fd Institu                  09250J817      210 14084.061000SH    SOLE                        14084.061000
Columbia Marsico Growth Fd Cl                   638914473      266 15448.046000SH    SOLE                        15448.046000
Munder Midcap Core Growth Fd C                  626124283      214 9484.237000SH     SOLE                        9484.237000